Variable Interest Entities - Additional Information (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) Equity Entity	Dec. 31, 2020 USD ($) Entity	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Number of equity method investments for VIEs | Equity	7
Carrying amount of investment | $	$ 11,997	$ 8,502
Variable Interest Entity
Variable Interest Entity [Line Items]
Number of wholly-owned risk-bearing entities | Entity	17	11
Variable interest entity, methodology for determining whether Entity is primary beneficiary	The Company consolidates the RBEs as it has determined that it is the primary beneficiary because it has: (i) the ability to control the activities that most significantly impact the RBEs’ economic performance; and (ii) the obligation to absorb losses or right to receive benefits that could potentially be significant to the RBEs. Specifically, the Company	The Company consolidates the RBEs as it has determined that it is the primary beneficiary because it has: (i) the ability to control the activities that most significantly impact the VIEs’ economic performance; and (ii) the obligation to absorb losses or right to receive benefits that could potentially be significant to the RBEs. Specifically, the Company
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Number of equity method investments for VIEs | Equity	7
Carrying amount of investment | $	$ 12,000	$ 8,500	$ 6,200